Non-controlling interests - Other information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-controlling interests
Total assets	€ 1,595,835	€ 1,508,250	€ 1,522,695
Total liabilities	1,498,782	1,416,928	1,412,036
Profit (loss)	9,653	€ (7,708)	€ 8,116
Santander Bank Polska
Non-controlling interests
Total assets	49,788
Total liabilities	45,071
Assets (liabilities)	4,717
Total income	1,646
Profit (loss)	230
Banco Santander (Brasil) S.A.
Non-controlling interests
Total assets	159,447
Total liabilities	146,662
Assets (liabilities)	12,785
Total income	10,884
Profit (loss)	2,589
Banco Santander - Chile
Non-controlling interests
Total assets	71,987
Total liabilities	67,282
Assets (liabilities)	4,705
Total income	2,457
Profit (loss)	928
Grupo Financiero Santander México, S.A.B. de C.V.
Non-controlling interests
Total assets	78,383
Total liabilities	71,162
Assets (liabilities)	7,221
Total income	3,579
Profit (loss)	896
Santander Consumer USA Holdings, Inc.
Non-controlling interests
Total assets	43,966
Total liabilities	35,064
Assets (liabilities)	8,902
Total income	4,725
Profit (loss)	€ 2,510